INCOME TAXES (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Accrued warranty costs	$ 9,208,666	$ 11,591,771
Bad debt provision	12,113,049	6,231,452
Issuance costs	339,267	1,006,272
Inventory write-down	6,649,004	4,434,180
Depreciation difference of property, plant and equipment	17,920,711	10,826,169
Contingent liabilities	4,508,086
Net operating losses carry-forward	69,189,405	37,960,792
Others	3,158,341	2,694,473
Total deferred tax assets	123,086,529	74,745,109
Valuation allowance	(54,140,359)	(39,745,271)
Total deferred tax assets, net of valuation allowance	68,946,170	34,999,838
Analysis as:
Current	29,863,674	11,773,066
Non-current	39,082,496	23,226,772
Total deferred tax assets, net of valuation allowance	68,946,170	34,999,838
Deferred tax liabilities:
Financial derivatives assets	700,184	340,817
Acquisition of subsidiaries		1,230,740
Depreciation difference of property, plant and equipment	4,644,722
Basis difference relating to SkyPower acquisition	62,572,569
Others	709,052	591,555
Total deferred tax liabilities	68,626,527	2,163,112
Analysis as:
Current	12,474,952	2,163,112
Non-current	56,151,575
Total deferred tax liabilities	68,626,527	2,163,112
Accumulated net operating losses	252,243,949
Accumulated net operating losses subject to expiration between 2015 and 2032	$ 16,516,003